CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
General and administrative expenses	$ 27,325	[1]	$ 25,232	[1]	$ 28,393	[1]
Employee Severance
General and administrative expenses	$ 3,032		$ 656		$ 5,058

[1]	General and administrative expenses include employee severance benefits of $5,058, $656 and $3,032 for the years ended December 31, 2009, 2010 and 2011, respectively.